SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Platform Operator, Crypto-Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	$ 1,042,000	$ 979,000	$ 479,500
Derivative liability - conversion features pursuant to convertible notes payable			7,587
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Derivative liability - conversion features pursuant to convertible notes payable
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Derivative liability - conversion features pursuant to convertible notes payable
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	$ 1,042,000	$ 979,000	479,500
Derivative liability - conversion features pursuant to convertible notes payable			$ 7,587